Stockholders' Equity (Q3) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 25, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock, accrual basis		$ (7,373,000)	$ (20,131,000)	$ (27,399,000)	$ (66,890,000)
Distributions paid in cash		$ 1,091,000	$ 563,000	$ 2,997,008	$ 874,358	$ 1,602,472	$ 0
Common stock, shares outstanding (in shares)		11,575,766		11,575,766		8,851,759	366,654
Share-based Payment Arrangement, Tranche Two
Subsidiary, Sale of Stock [Line Items]
Time-based LTIP units annual vesting percentage	25.00%
Share-based Payment Arrangement, Tranche Three
Subsidiary, Sale of Stock [Line Items]
Time-based LTIP units annual vesting percentage	25.00%
Share-based Payment Arrangement, Tranche Four
Subsidiary, Sale of Stock [Line Items]
Time-based LTIP units annual vesting percentage	25.00%
Long Term Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Share price (in usd per share)	$ 10.00
Performance Shares | Long Term Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Number of equity instruments other than options awarded	37,312
Percent of amount per unit on total target units	10.00%
Percent of distributions that would have been paid out	90.00%
Share-based compensation		$ 22,000		$ 49,000
Time Based Shares | Long Term Incentive Plan
Subsidiary, Sale of Stock [Line Items]
Number of equity instruments other than options awarded	12,438
Time-based LTIP units vesting period	4 years
Time Based Shares | Long Term Incentive Plan | Share-based Payment Arrangement, Tranche One
Subsidiary, Sale of Stock [Line Items]
Time-based LTIP units annual vesting percentage	25.00%
Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)		11,558,254		11,558,254		8,851,759
Class T
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)		17,512		17,512